Acquisitions - Additional Information (Detail) $ in Thousands												1 Months Ended	9 Months Ended
	Aug. 25, 2021 USD ($) MWh Facilities	Jul. 29, 2021 USD ($) MWh Facilities	Jan. 14, 2021 USD ($) MW-M Facilities	Dec. 22, 2020 USD ($) MWh Facilities	Oct. 30, 2020 USD ($)	Aug. 14, 2020 USD ($) MWh Facilities	Aug. 12, 2020 USD ($) MWh Facilities	Feb. 28, 2020 USD ($) MWh Facilities	Dec. 20, 2019 USD ($) MWh	Apr. 05, 2019 USD ($) MWh Facilities	Apr. 01, 2019 USD ($) MWh Facilities	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual
Purchase price payable												$ 3,162	$ 3,162	$ 2,638	$ 0
Solar Acquistion [Member] | APA Finance LLC [Member] | Fair Value, Inputs, Level 3 [Member] | Business Combination Contingent Consideration Liability [Member]
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual
Liabilities at fair value												2,700	2,700	5,100
Business combination acquisition costs expensed														500
2021 Acquisitions [Member] | Acquisition of True Green [Member]
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual
Total fair value of consideration transferred	$ 193,089
Percentage of ownership interest in limited partnership	100.00%
Business combination, revenue increase													2,400
Business combination, revenue decrease													1,600
Payments for purchase price												4,100
Purchase price payable												2,400	2,400
2021 Acquisitions [Member] | Acquisition of True Green [Member] | APA Finance LLC [Member]
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual
Asset acquistion number of facilities acquired | Facilities	28
Asset acquisition capacity of solar energy facilities acquired | MWh	79
Total fair value of consideration transferred	$ 197,400
2020 Acquisitions [Member] | Solar Acquistion [Member] | APA Finance LLC [Member]
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual
Percentage of ownership interest in limited partnership				100.00%
Business acquisation Adjustments Related to Previous Period													0
Business combination contingent consideration arrangements change in amount of contingent consideration liability													2,400
Payments for purchase price													2,100
Purchase price payable												500	500	$ 2,600
Business combination percentage of voting interests acquired				100.00%
Business acquisition capacity of solar energy facilities acquired | MWh				61.5
Business acquistion number of solar energy facilities acquired | Facilities				16
Business combination contingent consideration range of outcomes value high				$ 10,500
Business combination contingent consideration term				36 months
2020 Acquisitions [Member] | Solar Acquistion [Member] | APA Finance LLC [Member] | Maximum [Member]
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual
Business combination contingent consideration term one				36 months
2020 Acquisitions [Member] | Solar Acquistion [Member] | APA Finance LLC [Member] | Minimum [Member]
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual
Business combination contingent consideration term one				18 months
Acquisition of Gridley [Member] | 2021 Acquisitions [Member] | Canada [Member]
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual
Asset acquistion number of facilities acquired | Facilities			2
Asset acquisition capacity of solar energy facilities acquired | MW-M			4.3
Asset acquistion consideration transferred transaction costs			$ 100
Asset acquistion recognized identifiable assets acquired and liabilities assumed other liabilities			300
Asset acquistion consideration transferred			5,000
Asset acquistion recognized identifiable assets acquired and liabilities assumed property plant and equipment			$ 5,300
Acquisition of GES [Member] | 2021 Acquisitions [Member] | Connecticut Lowa and New York [Member]
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual
Asset acquistion number of facilities acquired | Facilities		3
Asset acquisition capacity of solar energy facilities acquired | MWh		4.4
Asset acquistion consideration transferred transaction costs		$ 200
Asset acquisition consideration payable												$ 400	$ 400
asset acquisition recognized identifiable assets acquired and liabilities assumed asset retirement obligations		100
Asset acquistion consideration transferred		5,800
Asset acquistion recognized identifiable assets acquired and liabilities assumed property plant and equipment		$ 5,900
Fuse Acquisition of Solar Energy Facilities [Member] | 2020 Acquisitions [Member] | New Jersey [Member]
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual
Asset acquistion number of facilities acquired | Facilities								3
Payments to acquire productive assets								$ 2,400
Asset acquistion recognized identifiable assets acquired and liabilities assumed cash								100
Asset acquisition recognized identifiable assets acquired and liabilities assumed restricted cash								300
Asset acquisition recognized identifiable assets acquired and liabilities assumed long term debt								$ 900
Asset acquistion capacity of solary energy facilities acquired | MWh								1.9
Asset acquistion recognized identifiable assets acquired and liabilities assumed property plant and equipment								$ 2,900
Sun Peak [Member] | 2020 Acquisitions [Member] | Massachusetts [Member]
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual
Asset acquistion number of facilities acquired | Facilities							22
Asset acquistion consideration transferred transaction costs							$ 400
Asset acquistion capacity of solary energy facilities acquired | MWh							21.9
Asset acquistion consideration transferred							$ 10,900
Beltline [Member] | 2020 Acquisitions [Member] | BT GA Solar [Member]
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual
Asset acquistion number of facilities acquired | Facilities						21
Asset acquistion capacity of solary energy facilities acquired | MWh						4.0
Asset acquistion recognized identifiable assets acquired and liabilities assumed other assets						$ 100
Asset acquistion consideration transferred						6,100
Asset acquistion recognized identifiable assets acquired and liabilities assumed property plant and equipment						$ 6,000
Charlotte Solar [Member] | 2020 Acquisitions [Member] | Nevada [Member]
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual
Asset acquistion consideration transferred transaction costs					$ 100
Asset acquisition ownership interest acquired percentage					100.00%
Asset acquired percentage ownership in solar energy facility					100.00%
Payment to acquire assets including transaction costs					$ 8,000
GSE Acquistion [Member] | 2019 Acquisitions [Member] | Massachusetts, New Mexico and North Carolina [Member]
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual
Asset acquisition capacity of solar energy facilities acquired | MWh										18.6
Asset acquistion consideration transferred transaction costs										$ 200
Asset acquisition capacity number of solar energy facilities acquired | Facilities										5
Asset acquistion consideration transferred										$ 30,300
Gainesville Acquistion [Member] | 2019 Acquisitions [Member] | Florida [Member]
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual
Asset acquisition capacity of solar energy facilities acquired | MWh									2.0
Asset acquistion consideration transferred									$ 4,100
Asset acquistion recognized identifiable assets acquired and liabilities assumed intangible assets									1,800
Asset acquistion recognized identifiable assets acquired and liabilities assumed property plant and equipment land									500
Asset acquistion recognized identifiable assets acquired and liabilities assumed property plant and equipment									$ 1,800
Acquisition of Series II [Member] | 2019 Acquisitions [Member] | Connecticut Maryland New Jersey and Rhode Island [Member]
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual
Asset acquisition capacity of solar energy facilities acquired | MWh											1.3
Asset acquisition capacity number of solar energy facilities acquired | Facilities											8
Asset acquistion consideration transferred											$ 2,800
Asset acquistion recognized identifiable assets acquired and liabilities assumed property plant and equipment											$ 3,400
Acquisition of Series II [Member] | 2019 Acquisitions [Member] | Connecticut Maryland New Jersey and Rhode Island [Member] | Altus Power Funds RI LLC [Member]
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual
Equity method investment ownership percentage											50.00%
Asset acquistion recognized identifiable assets acquired and liabilities assumed total assets											$ 1,200
Asset acquistion recognized identifiable assets acquired and liabilities assumed non controlling interests											$ 600